Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of inventories [Abstract]
Finished goods	$ 65,270	$ 58,784
Work-in-process	4,461	4,360
Raw materials	73,385	66,003
Total Inventory	$ 143,116	$ 129,147